Line of Credit	12 Months Ended
Dec. 31, 2011
Line of Credit [Abstract]
Line of Credit

7.  LINE OF CREDIT

 In March 2006, the Company entered into a line of credit agreement in favor of its natural gas transporter to reserve pipeline space.  The natural gas transporter may draw up to $150,000 until maturity in May 2012.  Interest is payable upon the lender's demand or in May 2012 at an annual rate of .85%.  In August 2007, the Company entered into a line of credit agreement in favor of its natural gas transporter for the service of transporting gas.  The natural gas transporter may draw up to $923,828.  Interest is payable upon the lender's demand at an annual rate of .85%.  These agreements are secured by restricted short term investments totaling $1,187,970 and $1,163,581 as of  December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, there were no borrowings outstanding on the lines of credit.  All lines of credit are automatically renewed upon expiration.